Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr.
Partner
jfeinourjr@stradley.com
(215) 564-8521

August 16, 2024

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Franklin Crypto Trust
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, Franklin Crypto Trust (the “Trust”), and its series, Franklin Crypto Index ETF (the “Fund”), submitted herewith for filing via the EDGAR system is the Trust’s Registration Statement on Form S-1 pursuant to Rule 415 under the Securities Act of 1933.

Please direct questions or comments relating to this filing to me at the phone number listed above or, in my absence, to Miranda L. Sturgis, Esq. at (215) 564-8131.

Very truly yours, /s/ J. Stephen Feinour, Jr. J. Stephen Feinour, Jr., Esq.

CC:	Navid J. Tofigh
Julie Sterner Patel
Miranda L. Sturgis

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